CONVERTIBLE PROMISSORY NOTES (Tables) (Convertible Promissory Notes Payable [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Promissory Notes Payable [Member]
Schedule of Debt [Table Text Block]
The following table summarizes the Company’s outstanding convertible promissory note obligations:

		Stated		Principal Balance Outstanding
Issue Date	Maturity Date	Interest Rate	Conversion Terms	March 31, 2014	December 31, 2013
6/5/2013	12/2/2013	6.0%	Fixed at $0.02	20	20
11/4/2012	5/3/2013	6.0%	Fixed at $0.01	-	10
8/23/2012	2/19/2013	6.0%	Fixed at $0.015	50	50
11/2012	On Demand	None	Refundable excess payment	1	1
6/6/2011	6/6/2013	5.0%	Variable at $0.04	10	10
4/11/2011	4/11/2013	5.0%	Variable at $0.04	25	25
5/1/2011	5/1/2013	5.0%	Fixed at $0.10	4	4
4/1/2011	4/1/2013	5.0%	Fixed at $0.10	4	4

	Total convertible promissory notes			$114	$124

The following table summarizes the Company’s outstanding convertible promissory note obligations:

				Principal Balance Outstanding
Issue Date	Maturity Date	Stated Interest Rate	Conversion Terms	December 31, 2013	December 31, 2012
6/5/2013	12/2/2013	6.0%	Fixed at $0.02	20,000	-0-
11/4/2012	5/3/2013	6.0%	Fixed at $0.01	10,173	10,173
8/23/2012	2/19/2013	6.0%	Fixed at $0.015	50,000	50,000
11/2012	On Demand	None	Variable conversion price	720	720
6/6/2011	6/6/2013	5.0%	Fixed at $0.04	10,000	10,000
4/11/2011	4/11/2013	5.0%	Fixed at $0.04	25,000	25,000
5/1/2011	5/1/2013	5.0%	Fixed at $0.10	4,250	4,250
4/1/2011	4/1/2013	5.0%	Variable conversion price	4,250	4,250
09/21/2012-09/01/2013	03/20/2013-06/05/2013	6.0%	Fixed prices ranging from $0.0051-$0.0545		154,900
12/28/2010	On Demand	5.0%	Fixed at $0.0030		13,000
12/28/2010– 06/09/2011	12/6/2011	5.0%	Variable conversion price		375,000
8/21/2012	2/21/2013	None	Variable conversion price		6,066
12/13/2010	12/13/2012	5.0%	Variable conversion price		100,000
6/6/2012	12/3/2012	6.0%	Fixed at $0.03		13,000
9/26/2011	3/24/2012	6.0%	Fixed at $0.10		3,000
4/27/2011	4/27/2013	5.0%	Variable conversion price	-0-	50,000
	Sub total			124,393	819,359
	Discount on convertible promissory notes			-0-	(50,467)
	Current portion of convertible promissory notes, net			$124,393	$768,892